Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
November 30, 2022
SHY-NPRT1-0123
1.9904451.100
Corporate Bonds - 96.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.3%
Broadcasting - 0.9%
DISH Network Corp. 3.375% 8/15/26	120,000	77,700
Gaming - 0.1%
DraftKings, Inc. 0% 3/15/28	14,000	8,932
Homebuilders/Real Estate - 0.3%
Redfin Corp. 0.5% 4/1/27	61,000	25,010
Technology - 0.0%
Oak Street Health, Inc. 0% 3/15/26	8,000	6,138
TOTAL CONVERTIBLE BONDS		117,780
Nonconvertible Bonds - 95.2%
Aerospace - 2.3%
ATI, Inc. 4.875% 10/1/29	50,000	42,621
Bombardier, Inc. 6% 2/15/28 (b)	105,000	98,457
Howmet Aerospace, Inc. 3% 1/15/29	30,000	25,353
Triumph Group, Inc. 8.875% 6/1/24 (b)	34,000	34,765
		201,196
Automotive & Auto Parts - 1.0%
McLaren Finance PLC 7.5% 8/1/26 (b)	25,000	20,208
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)	70,000	67,550
		87,758
Broadcasting - 0.6%
DISH Network Corp. 11.75% 11/15/27 (b)	20,000	20,557
TEGNA, Inc. 4.75% 3/15/26 (b)	30,000	29,323
		49,880
Building Materials - 0.4%
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	40,000	26,986
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	10,000	9,510
		36,496
Cable/Satellite TV - 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	50,000	38,950
4.75% 2/1/32 (b)	250,000	209,061
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	50,000	45,879
DISH DBS Corp. 5.75% 12/1/28 (b)	5,000	4,055
UPC Broadband Finco BV 4.875% 7/15/31 (b)	30,000	25,279
		323,224
Capital Goods - 0.4%
Patrick Industries, Inc. 4.75% 5/1/29 (b)	50,000	39,250
Chemicals - 4.3%
Methanex Corp.:
5.125% 10/15/27	70,000	64,225
5.65% 12/1/44	75,000	56,250
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	30,000	25,013
4.875% 6/1/24 (b)	20,000	19,463
Nufarm Australia Ltd. 5% 1/27/30 (b)	45,000	38,531
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)	60,000	43,292
The Chemours Co. LLC 4.625% 11/15/29 (b)	165,000	132,825
		379,599
Consumer Products - 0.2%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	16,000	14,882
Containers - 0.5%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	50,000	48,421
Diversified Financial Services - 3.3%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	30,000	17,534
3.625% 10/1/31 (b)	20,000	10,800
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)	40,000	34,801
Hightower Holding LLC 6.75% 4/15/29 (b)	40,000	33,178
HTA Group Ltd. 7% 12/18/25 (b)	30,000	27,602
OneMain Finance Corp. 3.875% 9/15/28	180,000	142,812
StoneX Group, Inc. 8.625% 6/15/25 (b)	25,000	25,344
		292,071
Energy - 15.5%
Altus Midstream LP 5.875% 6/15/30 (b)	45,000	42,287
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	30,000	27,825
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	105,000	92,560
California Resources Corp. 7.125% 2/1/26 (b)	100,000	97,250
CGG SA 8.75% 4/1/27 (b)	67,000	56,351
CNX Resources Corp.:
6% 1/15/29 (b)	40,000	37,809
7.375% 1/15/31 (b)	5,000	5,003
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)	80,000	73,800
CVR Energy, Inc. 5.25% 2/15/25 (b)	131,000	125,566
Energean PLC 6.5% 4/30/27 (b)	40,000	36,800
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	35,000	31,780
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	40,000	36,446
MEG Energy Corp. 5.875% 2/1/29 (b)	100,000	94,900
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	205,000	198,123
6.75% 9/15/25 (b)	5,000	4,884
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	30,000	29,292
Oceaneering International, Inc. 6% 2/1/28	50,000	45,297
SM Energy Co. 6.5% 7/15/28	30,000	29,025
Sunnova Energy Corp. 5.875% 9/1/26 (b)	80,000	71,577
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	60,000	51,953
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	25,000	23,766
Teine Energy Ltd. 6.875% 4/15/29 (b)	70,000	63,350
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	46,138	44,942
Transocean Sentry Ltd. 5.375% 5/15/23 (b)	29,769	29,481
Weatherford International Ltd. 8.625% 4/30/30 (b)	30,000	28,770
		1,378,837
Environmental - 3.0%
Covanta Holding Corp. 4.875% 12/1/29 (b)	121,000	102,245
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	20,000	19,357
6% 6/15/30 (b)	5,000	4,876
Stericycle, Inc.:
3.875% 1/15/29 (b)	80,000	69,600
5.375% 7/15/24 (b)	70,000	69,188
		265,266
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	50,000	45,393
4.875% 2/15/30 (b)	25,000	22,306
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	35,000	15,750
		83,449
Food/Beverage/Tobacco - 1.3%
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)	5,000	3,573
Post Holdings, Inc. 4.5% 9/15/31 (b)	30,000	25,567
TreeHouse Foods, Inc. 4% 9/1/28	30,000	25,559
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	45,000	35,023
U.S. Foods, Inc. 4.625% 6/1/30 (b)	30,000	26,622
		116,344
Gaming - 1.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	120,000	109,932
Healthcare - 8.9%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)	30,000	20,475
Cano Health, Inc. 6.25% 10/1/28 (b)	90,000	45,450
Catalent Pharma Solutions 3.5% 4/1/30 (b)	70,000	57,050
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)	70,000	60,908
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	89,000	65,209
5.25% 5/15/30 (b)	70,000	53,382
6.875% 4/15/29 (b)	35,000	18,725
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)	75,000	55,125
Encompass Health Corp. 4.625% 4/1/31	30,000	25,891
HealthEquity, Inc. 4.5% 10/1/29 (b)	70,000	61,327
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)	30,000	29,775
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	65,000	54,848
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)	50,000	29,332
Syneos Health, Inc. 3.625% 1/15/29 (b)	50,000	39,531
Tenet Healthcare Corp.:
4.375% 1/15/30 (b)	30,000	26,132
6.125% 10/1/28 (b)	160,000	141,200
6.125% 6/15/30 (b)	15,000	14,214
		798,574
Homebuilders/Real Estate - 3.6%
Howard Hughes Corp. 4.375% 2/1/31 (b)	65,000	53,381
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	10,000	7,865
5% 10/15/27	190,000	162,222
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	35,000	25,725
Rithm Capital Corp. 6.25% 10/15/25 (b)	30,000	27,085
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	50,000	43,649
		319,927
Hotels - 0.9%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)	100,000	82,331
Insurance - 0.3%
Radian Group, Inc. 6.625% 3/15/25	30,000	29,704
Leisure - 1.5%
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)	25,000	22,029
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	35,000	27,300
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)	95,000	77,544
		126,873
Metals/Mining - 3.0%
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)	30,000	23,362
Eldorado Gold Corp. 6.25% 9/1/29 (b)	35,000	29,094
ERO Copper Corp. 6.5% 2/15/30 (b)	75,000	57,797
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)	60,000	54,894
IAMGOLD Corp. 5.75% 10/15/28 (b)	40,000	27,972
Mineral Resources Ltd. 8.5% 5/1/30 (b)	75,000	76,006
		269,125
Paper - 2.9%
Berry Global, Inc. 5.625% 7/15/27 (b)	120,000	117,600
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)	40,000	38,538
Domtar Corp. 6.75% 10/1/28 (b)	30,000	26,145
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	20,000	19,068
Mercer International, Inc. 5.125% 2/1/29	70,000	60,095
		261,446
Restaurants - 1.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (b)	40,000	34,106
Yum! Brands, Inc. 4.625% 1/31/32	130,000	114,390
		148,496
Services - 8.6%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	37,000	34,410
AECOM 5.125% 3/15/27	50,000	48,644
APX Group, Inc. 5.75% 7/15/29 (b)	40,000	34,052
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	55,000	43,518
Dun & Bradstreet Corp. 5% 12/15/29 (b)	50,000	43,018
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	25,000	23,770
Hertz Corp. 4.625% 12/1/26 (b)	50,000	43,374
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	18,000	17,500
Life Time, Inc. 8% 4/15/26 (b)	30,000	27,091
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	20,000	19,261
Sotheby's 7.375% 10/15/27 (b)	30,000	29,220
StoneMor, Inc. 8.5% 5/15/29 (b)	30,000	24,375
Tempo Acquisition LLC 5.75% 6/1/25 (b)	30,000	29,621
Uber Technologies, Inc. 4.5% 8/15/29 (b)	233,000	202,832
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	155,000	145,285
		765,971
Steel - 0.5%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	50,000	48,548
Super Retail - 3.1%
At Home Group, Inc. 4.875% 7/15/28 (b)	30,000	21,825
Bath & Body Works, Inc. 6.95% 3/1/33	30,000	26,019
Carvana Co. 4.875% 9/1/29 (b)	125,000	41,771
Hanesbrands, Inc. 4.625% 5/15/24 (b)	45,000	43,650
LBM Acquisition LLC 6.25% 1/15/29 (b)	40,000	27,553
Michaels Companies, Inc. 5.25% 5/1/28 (b)	70,000	51,270
Nordstrom, Inc. 4.375% 4/1/30	25,000	20,074
Rent-A-Center, Inc. 6.375% 2/15/29 (b)	50,000	41,125
		273,287
Technology - 11.7%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	30,000	22,467
Atkore, Inc. 4.25% 6/1/31 (b)	30,000	25,275
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	30,000	26,963
Broadcom, Inc. 2.6% 2/15/33 (b)	35,000	26,446
Coherent Corp. 5% 12/15/29 (b)	35,000	30,888
CommScope, Inc. 4.75% 9/1/29 (b)	45,000	37,897
Elastic NV 4.125% 7/15/29 (b)	110,000	89,422
Entegris Escrow Corp. 5.95% 6/15/30 (b)	76,000	70,988
Entegris, Inc. 3.625% 5/1/29 (b)	110,000	91,300
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	160,000	135,213
Match Group Holdings II LLC 4.625% 6/1/28 (b)	50,000	44,720
NCR Corp. 6.125% 9/1/29 (b)	52,500	50,925
NortonLifeLock, Inc. 5% 4/15/25 (b)	55,000	53,350
onsemi 3.875% 9/1/28 (b)	50,000	44,335
Open Text Corp. 3.875% 12/1/29 (b)	55,000	43,908
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	10,000	8,098
4.125% 12/1/31 (b)	3,000	2,328
Sensata Technologies BV 4% 4/15/29 (b)	30,000	26,089
Twilio, Inc. 3.625% 3/15/29	70,000	57,750
Uber Technologies, Inc. 8% 11/1/26 (b)	20,000	20,228
Virtusa Corp. 7.125% 12/15/28 (b)	40,000	30,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)	110,000	96,788
		1,035,378
Telecommunications - 6.4%
Altice Financing SA 5.75% 8/15/29 (b)	90,000	73,598
Altice France Holding SA 6% 2/15/28 (b)	120,000	80,550
Altice France SA 5.125% 7/15/29 (b)	35,000	27,151
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	25,000	25,863
Level 3 Financing, Inc. 3.75% 7/15/29 (b)	180,000	130,171
Millicom International Cellular SA 4.5% 4/27/31 (b)	40,000	32,715
SBA Communications Corp. 3.125% 2/1/29	60,000	50,091
Uniti Group, Inc. 6% 1/15/30 (b)	130,000	93,800
Virgin Media Finance PLC 5% 7/15/30 (b)	30,000	24,457
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)	55,000	29,838
		568,234
Textiles/Apparel - 0.9%
Crocs, Inc. 4.125% 8/15/31 (b)	70,000	55,934
Victoria's Secret & Co. 4.625% 7/15/29 (b)	30,000	25,320
		81,254
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	40,000	30,794
Utilities - 2.3%
PG&E Corp. 5% 7/1/28	35,000	32,291
Pike Corp. 5.5% 9/1/28 (b)	15,000	13,400
TerraForm Global, Inc. 6.125% 3/1/26 (b)	140,000	131,002
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	30,000	27,000
		203,693
TOTAL NONCONVERTIBLE BONDS		8,470,240
TOTAL CORPORATE BONDS (Cost $9,390,687)		8,588,020

Common Stocks - 0.6%
	Shares	Value ($)
Energy - 0.4%
Denbury, Inc. (e)	150	13,464
New Fortress Energy, Inc.	400	20,360
TOTAL ENERGY		33,824
Technology - 0.1%
Coherent Corp. (e)	230	8,434
Utilities - 0.1%
EQT Corp.	230	9,754
TOTAL COMMON STOCKS (Cost $44,798)		52,012

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
Services - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (c)(d)(f) (Cost $974)	992	873

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.6%
Ally Financial, Inc. 4.7% (c)(g) (Cost $76,504)	80,000	57,950

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h) (Cost $14,936)	14,933	14,936

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $9,527,899)	8,713,791
NET OTHER ASSETS (LIABILITIES) - 2.1%	189,072
NET ASSETS - 100.0%	8,902,863

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,271,908 or 81.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	299,904	393,699	678,667	1,527	-	-	14,936	0.0%
Total	299,904	393,699	678,667	1,527	-	-	14,936

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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